Note Receivable (Details Narrative) - USD ($)	Dec. 15, 2025	Dec. 13, 2025	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 13, 2020
Short-Term Debt [Line Items]
Common stock par value (in Dollars per share)			$ 0.00001	$ 0.00001	$ 0.00001
L&F Research LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount						$ 351,579
Debt instrument interest rate	100.00%					1.17%
Debt instrument milestone payment	$ 500,000
Common stock par value (in Dollars per share)	$ 1.00
Administrative fee		$ 6,000